Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 28, 2022
Entity Registrant Name	BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND
Entity Central Index Key	0000797920
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 28, 2022
Document Effective Date	Jul. 28, 2022
Prospectus Date	Mar. 31, 2022
BNY Mellon New York AMT-Free Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	PSNYX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	PNYCX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DNYIX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DNYYX